Taxation (Composition of Income Tax Expense, Effects of Income Tax Expense Exemption and Reduction) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION [Abstract]
Tax holiday effect	$ 40,086	$ 23,344	$ 26,969
Basic earnings per share	$ 0.38	$ 0.22	$ 0.26